Interest and Finance Costs (Details) - USD ($)	1 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Interest and Finance Costs
Interest expense (Note 5)		$ 8,072,000	$ 10,366,000
Amortization of deferred financing fees		236,000	267,000
Series B Preferred Units Interest (Note 9)	$ 529,000		529,000
Total		$ 8,308,000	$ 11,162,000